SHARE CAPITAL- Summary of warrant activity (Details)			6 Months Ended	12 Months Ended
	Jun. 14, 2021 $ / shares	Feb. 17, 2021	Jun. 30, 2022 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) $ / shares
SHARE CAPITAL
Granted	3.15	4.45
Outstanding at the end | ¥			1,868,414	1,868,414
Exercisable at the end | ¥			1,868,414	1,868,414
Weighted average exercise price of other equity instruments outstanding at end of period | $ / shares			$ 3.50	$ 3.50
Weighted average exercise price of other equity instruments exercisable at end of period | $ / shares			$ 3.50	$ 3.50
Weighted average remaining contractual term, exercisable at the end (in years)			3 years 7 months 24 days	4 years 1 month 20 days
Weighted average remaining contractual term, outstanding at the end (in years)			3 years 7 months 24 days	4 years 1 month 20 days